Schedule Maturities of Time Deposits Table (Detail) (USD $)	Dec. 31, 2012
Time Deposits [Line Items]
2013	$ 117,237,648
2014	51,721,125
2015	20,519,434
2016	8,230,852
2017 and thereafter	14,451,242
Total	$ 212,160,302